Shareholder's Deficit (Details) - $ / shares		6 Months Ended	12 Months Ended
	May 23, 2022	Jun. 30, 2025	Dec. 31, 2024	Mar. 31, 2025	Aug. 30, 2024	Dec. 31, 2023
Stockholders' Deficit [Line Items]
Preferred shares authorized		45,000,000	40,000,000		45,000,000	0
Preferred stock, par value (in Dollars per share)		$ 0.00001	$ 0.00001		$ 0.00001
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, shares authorized		200,000,000	160,000,000		200,000,000	160,000,000
Common stock, par value per share (in Dollars per share)		$ 0.00001	$ 0.00001		$ 0.00001
Common stock, shares issued		160,000,000	160,000,000			160,000,000
Common stock, shares outstanding		160,000,000	160,000,000			160,000,000
Denali Capital Acquisition Corp [Member]
Stockholders' Deficit [Line Items]
Preferred shares authorized		1,000,000	1,000,000			1,000,000
Preferred stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001			$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Initial business combination period		30 days	30 days
Initial business combination period for month		12 months	12 months
Warrant term		5 years	5 years
Percentage of warrant exercise price		165.00%	165.00%
Redemption price per share (in Dollars per share)		$ 16.5	$ 16.5
Minimum threshold written notice period for redemption of warrants		30 days	30 days
Threshold consecutive trading days for redemption of warrants		30 days	30 days
Denali Capital Acquisition Corp [Member] | Warrant [Member]
Stockholders' Deficit [Line Items]
Exercisable price (in Dollars per share)		$ 11.5	$ 11.5
Percentage of warrant exercise price		115.00%	115.00%
Redemption price per warrant (in Dollars per share)		$ 0.01	$ 0.01
Price per shares (in Dollars per share)		$ 16.5	$ 16.5
Denali Capital Acquisition Corp [Member] | Class A Ordinary Shares [Member]
Stockholders' Deficit [Line Items]
Common stock, shares authorized		200,000,000	200,000,000			200,000,000
Common stock, par value per share (in Dollars per share)		$ 0.0001	$ 0.0001			$ 0.0001
Common stock, shares issued		510,000	510,000			510,000
Common stock, shares outstanding		510,000	510,000			510,000
Ordinary shares subject to possible redemption		43,739	751,837			4,537,829
Converted basis rate		20.00%	20.00%
Exercisable price (in Dollars per share)		$ 11.5	$ 11.5
Business combination share price		9.2
Issue price per share (in Dollars per share)			$ 9.2
Denali Capital Acquisition Corp [Member] | Class A Ordinary Shares [Member] | Warrant [Member]
Stockholders' Deficit [Line Items]
Business combination share price		9.2	9.2
Percentage of gross proceeds		60.00%	60.00%
Denali Capital Acquisition Corp [Member] | Class B Ordinary Shares [Member]
Stockholders' Deficit [Line Items]
Common stock, shares authorized		20,000,000	20,000,000			20,000,000
Common stock, par value per share (in Dollars per share)		$ 0.0001	$ 0.0001			$ 0.0001
Common stock, shares issued		2,062,500	2,062,500	2,062,500		2,062,500
Common stock, shares outstanding		2,062,500	2,062,500			2,062,500
Issued of forfeited share	93,750
Proceeds from sale of public units, shares		500,000	500,000
Denali Capital Acquisition Corp [Member] | Class B Ordinary Shares [Member] | Founder Share [Member]
Stockholders' Deficit [Line Items]
Common stock, par value per share (in Dollars per share)		$ 0.0001	$ 0.0001
Denali Capital Acquisition Corp [Member] | Over-Allotment Option [Member] | Underwriting Agreement [Member]
Stockholders' Deficit [Line Items]
Proceeds from sale of public units, shares	375,000